Revenues from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Disclosure of geographical areas
Rendering of services	€ 10,139	€ 9,776
Sales of goods	188	205
Total Revenues from contracts with external customers	10,327	9,981	€ 189,923
Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,439	1,363
-Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	78	53
-Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	7	2
Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,091	4,164
-Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,421	2,683
North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,770	3,869
-United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,749	3,808
Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	729	425
Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	298	160
Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	10,139	9,776
Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	188	205
Pharmaceutical
Disclosure of geographical areas
Rendering of services	3,047	3,393
Sales of goods	188	205
Total Revenues from contracts with external customers	3,235	3,598
Pharmaceutical | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	18	149
Pharmaceutical | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	58	29
Pharmaceutical | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,145	3,405
Pharmaceutical | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,145	3,405
Pharmaceutical | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	14	15
Pharmaceutical | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,047	3,393
Pharmaceutical | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	188	205
Diagnostics
Disclosure of geographical areas
Rendering of services	7,092	6,383
Total Revenues from contracts with external customers	7,092	6,383
Diagnostics | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,421	1,214
Diagnostics | -Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	78	53
Diagnostics | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	7	2
Diagnostics | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,033	4,135
Diagnostics | -Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,421	2,683
Diagnostics | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	625	464
Diagnostics | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	604	403
Diagnostics | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	715	410
Diagnostics | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	298	160
Diagnostics | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	€ 7,092	€ 6,383